Intangible Assets - Sensitivity of VIU Changes to Current Assumptions (Details) - Personal Financial Services - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Goodwill [Line Items]
Carrying value	£ 7,513	£ 8,860
Value in use	8,178	10,752
Headroom	£ 665	£ 1,892
Increase in discount rate	101.00%	239.00%
Decrease in GDP growth rate	0.04	0.13
Decrease in cash flows	8.00%	18.00%